FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2010

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check one only):             [X] is a restatement
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Water Island Capital, LLC
Address:  41 Madison Avenue
          New York, New York 10010

Form 13F File Number: 28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Hemberger
Title:  Chief Compliance Officer
Phone:  (212) 584-2367

Signature, Place, and Date of Signing:

/s/ Matthew Hemberger              New York, New York            2/2/2011
-------------------------          ------------------            --------
[Signature]                        [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 66

Form 13F Information Table Value Total:        $ 1,621,412
                                               (thousands)

List of Other  Included Managers:
                                        NONE

                                                  FAIR MARKET  SHARES OR                                            VOTING AUTHORITY
                        TITLE OF       CUSIP      VALUE        PRINCIPAL  SH/  PUT/  INVESTMENT    OTHER            ----------------
NAME OF ISSUER          CLASS          NUMBER     (000'S)      AMOUNT     PRN  CALL  DISCRETION    MANAGERS  SOLE   SHARED    NONE
--------------          --------       ------     -----------  ---------  ---  ----  ----------    --------  ----   ------    -----
ALCON INC               COM SHS        H01301102    120561       737830   SH         SOLE                    737830
TTI TEAM TELECOM INTL
  LTD                   COM            M88258104      1954       671582   SH         SOLE                    671582
VOLTAIRE LTD            ORD SHS        M97601120     12441      1438220   SH         SOLE                   1438220
EURAND N V              SHS            N31010106     30611      2587568   SH         SOLE                   2587568
VERIGY LTD              SHS            Y93691106       835        64152   SH         SOLE                     64152
AIRGAS INC              COM            009363102     53702       859786   SH         SOLE                    859786
AIRGAS INC              COM            009363102       245         8154   SH    PUT  SOLE                      8154
AIRGAS INC              COM            009363102      1055         1000   SH    PUT  SOLE                      1000
ALBERTO CULVER CO NEW   COM            013078100     98680      2664156   SH         SOLE                   2664156
ALLEGHENY ENERGY INC    COM            017361106     77313      3189487   SH         SOLE                   3189487
ALLIED DEFENSE GROUP    COM            019118108      1334       398319   SH         SOLE                    398319
APPLIED SIGNAL
 TECHNOLOGY IN          COM            038237103     30131       795216   SH         SOLE                    795216
ART TECHNOLOGY GROUP
 INC                    COM            04289L107     26569      4443022   SH         SOLE                   4443022
AVON PRODS INC          COM            054303102        14          500   SH         SOLE                       500
BP PLC                  SPONS ADR      055622104        10           30   SH    CALL SOLE                        30
BMP SUNSTONE CORP       COM            05569C105     18338      1850495   SH         SOLE                   1850495
BARCLAYS BK PLC         IPTH S&P
                        VIX NEW        06740C261         3          100   SH         SOLE                       100
BUCYRUS INTL INC NEW    COM            118759109     85258       953672   SH         SOLE                    953672
CADENCE FINL CORP       COM            12738A101       499       202655   SH         SOLE                    202655
CAPITAL GOLD CORP       COM NEW        14018Y205      5068       999539   SH         SOLE                    999539
CELLDEX THERAPEUTICS
 INC NEW                COM            15117B103       321        77798   SH         SOLE                     77798
CNA SURETY CORP         COM            12612L108     11003       464672   SH         SOLE                    464672
CPI INTERNATIONAL INC   COM            12618M100     14375       742877   SH         SOLE                    742877
COMM BANCORP INC        COM            200468106        57         1304   SH         SOLE                      1304
COMMSCOPE INC           COM            203372107     68332      2188724   SH         SOLE                   2188724
COMPELLENT TECHNOLOGIES
 INC                    COM            20452A108      6783       245874   SH         SOLE                    245874
CYPRESS BIOSCIENCES
 INC                    COM PAR $.02   232674507      8293      1279752   SH         SOLE                   1279752
DEL MONTE FOODS CO      COM            24522P103     68366      3636502   SH         SOLE                   3636502
DIONEX CORP             COM            254546104     52376       443829   SH         SOLE                    443829
DOLLAR THRIFTY
 AUTOMOTIVE GP          COM            256743105     27481       581498   SH         SOLE                    581498
DOLLAR THRIFTY
 AUTOMOTIVE GP          COM            256743105         9          501   SH    PUT  SOLE                       501
DYNAMEX INC             COM            26784F103     15424       622950   SH         SOLE                    622950
FIRST FRANKLIN CORP     COM            320272107      1297        88008   SH         SOLE                     88008
FIRST MERCURY
 FINANCIAL CORP         COM            320841109     23932      1459239   SH         SOLE                   1459239
GENZYME CORP            COM            372917104     35877       503888   SH         SOLE                   1496158
GENZYME CORP            COM            372917104       241         3712   SH    PUT  SOLE                   1496158
HYPERCOM CORP           COM            44913M105     28980      3462400   SH         SOLE                   3462400
J CREW GROUP INC        COM            46612H402     18790       435552   SH         SOLE                    435552
JO-ANN STORES INC       COM            47758P307     44774       743512   SH         SOLE                    743512
KING PHARMACEUTICALS
 INC                    COM            495582108    122334      8714198   SH         SOLE                   8714198
L-1 IDENTITY SOLUTIONS
 INC                    COM            50212A106     54764      4598152   SH         SOLE                   4598152
LADISH INC              COM NEW        505754200     59479      1223588   SH         SOLE                   1223588
LASERCARD CORP          COM            51807U101       485        77777   SH         SOLE                     77777
MARSHALL & ILSLEY
 CORP NEW               COM            571837103     20570      2972593   SH         SOLE                   2972593
MARTEK BIOSCIENCES
 CORP                   COM            572901106     36166      1155459   SH         SOLE                   1155459
MCAFEE INC              COM            579064106     67959      1467478   SH         SOLE                   1467478
NGAS RESOURCES INC      COM            62912T103        19        34016   SH         SOLE                     34016
NEWALLIANCE BANCSHARES
  INC                   COM            650203102     42929      2865721   SH         SOLE                   2865721
NOVARTIS A G            SPONSORED ADR  66987V109       274         1546   SH    CALL SOLE                      1546
NOVARTIS A G            SPONSORED ADR  66987V109       551         2504   SH    PUT  SOLE                      2504
NU HORIZONS ELECTRS
  CORP                  COM            669908105      7280      1044423   SH         SOLE                   1044423
NOVELL INC              COM            670006105     58109      9815819   SH         SOLE                   9815819
POTASH CORP SASK INC    COM            73755L107         6        37200   SH         SOLE                     37200
ROCK OF AGES CORP VT    CL A           772632105      1845       352737   SH         SOLE                    352737
ROME BANCORP INC NEW    COM            77587P103      5023       417872   SH         SOLE                    417872
ROVI CORP               COM            779376102        70         1121   SH         SOLE                      1121
ROVI CORP               COM            779376102         3          300   SH    PUT  SOLE                       300
SONIC SOLUTIONS         COM            835460106      7934       528965   SH         SOLE                    528965
SYNIVERSE HLDGS INC     COM            87163F106     80485      2608923   SH         SOLE                   2608923
T-3 ENERGY SRVCS INC    COM            87306E107     36037       904785   SH         SOLE                    904785
TERRA NOVA RTY CORP     COM            88102D103      3148       403033   SH         SOLE                    403033
VERIFONE SYS INC        COM            92342Y109     13813       358231   SH         SOLE                    358231
WALTER ENERGY INC       COM            93317Q105        43          222   SH    PUT  SOLE                       222
WALTER ENERGY INC       COM            93317Q105        11          118   SH    PUT  SOLE                       118
WILBER CORP             COM            967797101        40         3987   SH         SOLE                      3987
WILMINGTON TRUST CORP   COM            971807102     10703      2466175   SH         SOLE                   2466175